Leases - Schedule of Supplemental Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash payments for operating leases	$ 24	$ 45	$ 29
Total lease expenses	$ 24	$ 133	$ 89